Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ 7,924	$ (12,568)	$ 5,644	$ 5,805	$ 4,078	$ 2,440	$ 1,000	$ 12,323	$ 20,453	$ 23,307	$ 3,177
Denominator:
Weighted-average common shares outstanding	158,045			139,841			144,305	139,779	138,072	139,650	139,588
Dilutive effect of share-based awards	9,000			6,713			9,242	7,064	7,372	3,396
Weighted-average dilutive shares outstanding	167,045			146,554			153,547	146,843	145,443	143,046	139,588
Basic earnings per share	$ 0.05			$ 0.04			$ 0.01	$ 0.09	$ 0.15	$ 0.17	$ 0.02
Diluted earnings per share	$ 0.05			$ 0.04			$ 0.01	$ 0.08	$ 0.14	$ 0.16	$ 0.02
Weighted average shares issuable under stock-based awards, excluded from diluted EPS calculation	4,600			9,200			4,300	7,500	7,516	9,265	17,962